Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent events

On January 26, 2017, as mentioned in Note 18, the Company reached an agreement with McDonald’s Corporation related to the restaurant opening and reinvestment plan for the three-year period commenced on January 1, 2017. Under the agreement, the Company committed to open 180 new restaurants and to reinvest $292 million in existing restaurants. In addition, on January 25, 2017, McDonald’s Corporation agreed to provide growth support for the same period. The Company projects that the impact of this support could result in an effective royalty rate of 5.3% in 2017, 5.7% in 2018 and 5.9% in 2019.

On March 16, 2017, the Company launched a cash tender offer to purchase $80,000 of its outstanding 2023 Notes (the "Notes"), mentioned in Note 12, at a redemption price equal to 104%, which expired on April 12, 2017. The holders who tendered their 2023 Notes prior to March 29, 2017, received a redemption price equal to 107%. As a consequence of this transaction, the Company redeemed 11.6% of the outstanding principal. The total payment was $48,885 (including $3,187 of early tender payment) plus accrued and unpaid interest.

On April 4, 2017, the Company issued senior notes for an aggregate principal amount of $265 million, which are due in 2027 (the “2027 Notes”). The 2027 Notes bear interest of 5.875% per year. Periodic payment of principal is not required and interest is paid semiannually, in April and October, commencing on October 4, 2017. The 2027 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The proceeds from the issuance of the 2027 Notes were used to repay the Secured loan agreement and unwind the related derivative instruments, to pay the principal and premium on the 2023 Notes in connection with the aforementioned tender offer, and for general corporate purposes.

On April 11, 2017, the Company repaid the Secured loan agreement, mentioned in Note 12. The total payment of $169.7 million included all outstanding principal, plus accrued and unpaid interest and certain transaction costs . In addition, on April 13, 2017 and April 17, 2017, the Company unwound the 2016 Cross-currency interest rate swap, mentioned in Note 13, related to the Secured loan agreement for BRL122.7 million.